Capital Stock (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 16, 2017	Nov. 16, 2017	Sep. 30, 2023	Dec. 31, 2022	Oct. 20, 2022	Sep. 30, 2022	Aug. 12, 2022	Dec. 31, 2021
Capital Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized			4,500,000,000	4,500,000,000	4,500,000,000			4,500,000,000
Common stock percentage			(60.00%)	(60.00%)	63.86%
Preferred stock, shares authorized			10,000,000	10,000,000				10,000,000
Preferred stock, shares issued			0	50,000				0
Preferred convertible stock, share price (in Dollars per share)							$ 0.001
Purchase price per share (in Dollars per share)							$ 1
Converted preferred shares			10,000,000
Common stock, shares issued			3,406,691,566	3,245,556,528				335,778,778
Common stock, shares outstanding			3,406,691,566	3,245,556,528				335,778,778
Company issued shares			54,916,669
Common stock valued (in Dollars)			$ 373,650	$ 51,000
Warrant exercises			49,736,843
Conversion shares				2,868,067,227
Shares issued for note modification	15,000,000	15,000,000
Shares issued				2,909,777,750
Convertible notes (in Dollars)			$ 2,000,000	$ 8,987,027		$ 189,200		$ 961,953
Preferred stock, shares outstanding			0	50,000				0
Shares issued				51,000
Purchase price (in Dollars)				$ 50,000
Exercise price (in Dollars)				$ 130,000
Services shares				7,500,000
Common Stock [Member]
Capital Stock (Details) [Line Items]
Common stock, shares authorized			4,500,000,000	4,500,000,000
Common stock, shares issued			3,406,691,566	3,245,556,528
Common stock, shares outstanding			3,406,691,566	3,245,556,528
Common stock valued (in Dollars)			$ 54,917	$ 7,500
Conversion shares			10,000,000
Shares issued for note modification			16,635,226
Shares issued with notes			13,046,809
Shares issued						49,789,365		259,950,714
Services shares			54,916,669	7,500,000
Minimum [Member]
Capital Stock (Details) [Line Items]
Common stock, shares authorized					600,000,000
Authorized Share Reduction			10,000,000		10,000,000
Warrant exercises (in Dollars)				$ 178,395
Maximum [Member]
Capital Stock (Details) [Line Items]
Common stock, shares authorized					4,500,000,000
Authorized Share Reduction			2,000,000,000		2,000,000,000
Warrant exercises (in Dollars)				$ 34,210,523
Series A Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized				10,000,000
Preferred stock, shares issued			0					50,000
Preferred convertible stock designation							50,000
Purchase price per share (in Dollars per share)			$ 0.005	$ 0.005
Converted preferred shares			50,000
Conversion shares			50,000
Preferred stock, shares outstanding								0
Shares issued				50,000			50,000
Common Stock [Member]
Capital Stock (Details) [Line Items]
Aggregate exercise price			$189,000
Shares issued				71,169,473
Warrant [Member]
Capital Stock (Details) [Line Items]
Warrant exercises			16,799,491
Conversion shares			10,000,000
Shares issued for note modification			16,635,226
Shares issued with notes			13,046,809